Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

4. Available-for-Sale Securities

There were no available-for-sale securities as of December 31, 2011. The amortized cost and fair value of the Company’s available-for-sale securities as of December 31, 2010 were as follows:

	Amortized	Gross Unrealized	Gross Unrealized
Balance at December 31, 2010	Cost	Gains	Losses	Fair Value

U.S. Treasury Securities	$10,421,817	$-	$18,502	$10,403,315

The above table includes two securities where the current fair value was less than the related amortized cost at December 31, 2010. These unrealized losses did not reflect any deterioration of the credit worthiness of the issuers of the securities. All securities were investment grade. The unrealized losses on these temporarily impaired securities was a result of changes in interest rates for fixed-rate securities where the interest rate received was less than the current rate available for new offerings of similar securities and changes in market spreads as a result of shifts in supply and demand. There were no unrealized losses in the available-for-sale securities portfolio at December 31, 2009. The contractual maturities of available-for-sale securities were all in the year ended December 31, 2011 for balances as of December 31, 2010, and December 31, 2010 for balances as of December 31, 2009.

The Company recognized gross gains, gross losses and proceeds on available-for-sale securities for each of the years ended December 31 as follows:

	2011	2010	2009
Proceeds on sales	$-	$14,975,693	$3,699,149
Proceeds on maturities	-	64,778,346	133,856,781
Gross realized gains	-	-	-
Gross realized losses	-	-	-